SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of total carrying value of equity investments held

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Equity investments without readily determinable fair value
Initial cost basis	124,196	124,196	124,196	17,760
Cumulative unrealized gains	119,245	119,245	119,245	17,052
Cumulative unrealized losses (including impairment)	(28,522)	(28,522)	(28,522)	(4,079)
Foreign currency translation	979	2,066	815	117
	215,898	216,985	215,734	30,850
Equity investment with readily determinable fair value
Initial cost basis	42,437	—	—	—
Cumulative unrealized losses	(12,469)	—	—	—
Cumulative realized gain	100	—	—	—
Foreign currency translation	205	—	—	—
	30,273	—	—	—
Equity method investment
Initial cost basis	12,070	14,840	14,840	2,122
Share of income from equity method investment	1,689	2,357	3,592	513
	13,759	17,197	18,432	2,635
Total carrying value	259,930	234,182	234,166	33,485

Schedule of assets and liabilities measured at fair value on a recurring and non-recurring basis

		Quoted prices in	Significant
		active markets	other	Significant	Total
	Total Fair	for identical	observable	unobservable	gain
	Value	assets	inputs	inputs	(loss)
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2024
Structured deposits	90,422	—	90,422	—	422

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	losses
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2024
Long-lived assets in public cloud asset group as of September 30, 2024 (Note 7)	4,894,018	—	—	4,894,018	(919,724)

Schedule of property plant and equipment useful lives

Estimated
Category	Useful Life
Electronic equipment	3-5 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Building	50 years

Schedule of finite lived intangible assets useful lives

Estimated
Category	Useful Life
Customer relationships	6 years
Patents and technologies	6-10 years
Trademarks and domain names	10 years
Software and copyrights	3-10 years
Others	3 years